NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Newbuildings [Roll Forward]
Balance, beginning of period	$ 224,319	$ 413,968	$ 454,227
Installments and newbuilding supervision fees paid	14,676	294,822	147,129
Interest Capitalized	11,111	14,683	22,701
Transfers to Vessels and Equipment		(499,154)	(220,549)
Accrual for Newbuilding installments			10,460
Cost of vessels assumed by Frontline 2012	(237,057)
Balance, end of period	13,049	224,319	413,968
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012	5
Frontline 2012 [Member]
Newbuildings [Roll Forward]
Interest Capitalized	$ 10,400